Loss per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net loss attributable to ordinary shareholders of SGOCO Group Ltd.
Net loss	$ (1,719)	$ (346)	$ (8,413)
Weighted average shares used in calculating loss per share - basic	101,597,998	101,597,998	101,563,623
Weighted average shares used in calculating loss per share - diluted	101,597,998	101,597,998	101,563,623
Net loss per share - basic	$ (0.02)	$ (0.01)	$ (0.08)
Net loss per share - diluted	$ (0.02)	$ (0.01)	$ (0.08)